Reinsurance - Additional Information (Details) - USD ($) $ in Millions			6 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 10, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020	Mar. 02, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year			$ 4,658.0	$ 4,897.7	$ 3,298.1	$ 5,006.5	$ 3,195.2
Reinsurance Recoverable, Allowance for Credit Loss			3.3	3.7	3.3		$ 3.8
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)			$ (0.4)	$ 0.4	$ (0.5)
Reinsurance Contracts [Axis]: Funds withheld credited with interest for periods after October 1, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Retention Policy, Retrocession Premium, Interest Rate	1.75%
Enstar
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year								$ 770.0
Enstar | Reinsurance Contracts [Axis]: LPT losses reinsured]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year								$ 3,120.0
Enstar | Reinsurance Contracts [Axis]: LPT net losses reinsured
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance, Excess Retention, Amount Reinsured, Per Event		$ 3,120.0
Enstar | Reinsurance Contracts [Axis]: LPT premium paid
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables for Unpaid Claims and Claims Adjustment, Ceded Claims Gross		$ 3,160.0